Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
May 26, 2013 Stock_Option_Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Number of active stock option and stock grant plans (plans)	2
Number of stock plans that no longer issue shares (plans)	4
Maximum terms of awards (years)	10 years
Vesting period (years)	4 years
2002 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	18,300
RARE Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	3,900
Director Stock Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	375
Director Compensation Program
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	100
Annual award common stock, fair value	$ 0.1
1995 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	33,300
2000 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	5,400
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Minimum | 2002 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	3 years
Vesting percentage (percentage)	0.00%
Minimum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	3 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum | 2002 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years
Vesting percentage (percentage)	150.00%
Maximum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years